Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 99.3%
CANADA — 4.4%
Shopify, Inc., Class A *	62,028	$1,671,034
UNITED STATES — 94.9%
10X Genomics, Inc., Class A *	8,780	250,054
ABIOMED, Inc.*	4,392	1,078,939
Affirm Holdings, Inc.*	20,080	376,701
Alnylam Pharmaceuticals, Inc.*	6,261	1,253,202
Amazon.com, Inc.*	20,573	2,324,749
Appian Corp., Class A *	12,588	513,968
Carvana Co.*	7,214	146,444
Chegg, Inc.*	26,988	568,637
Chewy, Inc., Class A *	22,511	691,538
Cloudflare, Inc., Class A *	18,454	1,020,691
CoStar Group, Inc.*	20,843	1,451,715
Coursera, Inc.*	31,842	343,257
Datadog, Inc., Class A *	8,710	773,274
Denali Therapeutics, Inc.*	22,078	677,574
DoorDash, Inc., Class A *	8,898	440,006
Duolingo, Inc.*	4,933	469,770
First Republic Bank	6,613	863,327
Ginkgo Bioworks Holdings, Inc.*	118,742	370,475
HashiCorp, Inc., Class A *	14,352	461,991
Illumina, Inc.*	3,895	743,127
Lemonade, Inc.*	13,466	285,210
MarketAxess Holdings, Inc.	2,588	575,804
Moderna, Inc.*	17,856	2,111,472
Netflix, Inc.*	4,672	1,099,976
Novocure Ltd.*	11,418	867,540
NVIDIA Corp.	7,791	945,749
Peloton Interactive, Inc., Class A *	9,993	69,251
Penumbra, Inc.*	3,721	705,502
Pinterest, Inc., Class A *	18,455	430,001
Recursion Pharmaceuticals, Inc., Class A *	20,521	218,343
Redfin Corp.*	27,115	158,352
Rivian Automotive, Inc., Class A *	10,179	334,991
ROBLOX Corp., Class A *	16,825	603,008
Roku, Inc.*	10,008	564,451
Sana Biotechnology, Inc.*	14,716	88,296
Snap, Inc., Class A *	32,114	315,359
Snowflake, Inc., Class A *	5,618	954,835
Sweetgreen, Inc., Class A *	7,619	140,952
Teladoc Health, Inc.*	2,149	54,477
Tesla, Inc.*	12,836	3,404,749
Trade Desk, Inc. (The), Class A *	50,970	3,045,458
Twilio, Inc., Class A *	12,318	851,667
Watsco, Inc.	4,563	1,174,790
Wayfair, Inc., Class A *	14,065	457,816
Workday, Inc., Class A *	6,384	971,772
Zoom Video Communications, Inc., Class A *	8,687	639,276
		35,888,536
TOTAL INVESTMENTS — 99.3% (cost $54,651,465)		$37,559,570
Other assets less liabilities — 0.7%		263,578
NET ASSETS — 100.0%		$37,823,148

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$37,559,570	$–	$–	$37,559,570
Total	$37,559,570	$–	$–	$37,559,570

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.